                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228


                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


    VAN KAMPEN GROWTH & INCOME FUND

    PORTFOLIO OF INVESTMENTS AUGUST 31, 2005 (UNAUDITED)


                                                              NUMBER OF
    DESCRIPTION                                                 SHARES                 VALUE
    COMMON AND PREFERRED STOCKS  93.1%
    AEROSPACE & DEFENSE  2.1%
    Northrop Grumman Corp.                                     1,575,200          $    88,352,968
    Raytheon Co.                                               2,060,500               80,812,810
                                                                                  ---------------
                                                                                      169,165,778
                                                                                  ---------------

    ASSET MANAGEMENT & CUSTODY BANKS  0.9%
    State Street Corp.                                         1,502,700               72,625,491
                                                                                  ---------------

    AUTOMOBILE MANUFACTURERS  1.2%
    Honda Motor Co., Ltd. - ADR (Japan)                        3,582,000               96,427,440
                                                                                  ---------------

    BIOTECHNOLOGY  1.3%
    Applera Corp. - Applied Biosystems Group                   1,241,500               26,692,250
    Chiron Corp. (a)                                           2,116,600               77,128,904
                                                                                  ---------------
                                                                                      103,821,154
                                                                                  ---------------

    BROADCASTING & CABLE TV  2.0%
    Clear Channel Communications, Inc.                         4,874,300              162,314,190
                                                                                  ---------------

    COMMUNICATIONS EQUIPMENT  1.7%
    Motorola, Inc.                                             6,403,800              140,115,144
                                                                                  ---------------

    COMPUTER HARDWARE  1.4%
    Hewlett-Packard Co.                                        4,296,400              119,268,064
                                                                                  ---------------

    CONSUMER FINANCE  0.3%
    MBNA Corp.                                                   974,700               24,562,440
                                                                                  ---------------

    DEPARTMENT STORES  0.9%
    Kohl's Corp. (a)                                           1,395,500               73,193,975
                                                                                  ---------------

    DISTILLERS & VINTNERS  0.0%
    Diageo PLC - ADR (United Kingdom)                             67,600                3,901,196
                                                                                  ---------------

    DIVERSIFIED BANKS  1.3%
    Bank of America Corp.                                      2,522,400              108,538,872
                                                                                  ---------------

    DIVERSIFIED CHEMICALS  3.8%
    Bayer AG - ADR (Germany)                                   6,115,300              217,154,303
    Dow Chemical Co.                                           1,721,550               74,370,960
    Lanxess AG (Germany)                                         597,230               17,651,308
                                                                                  ---------------
                                                                                      309,176,571
                                                                                  ---------------

    ELECTRIC UTILITIES  4.1%
    American Electric Power Co., Inc.                          2,238,000               83,208,840
    Entergy Corp.                                              1,193,500               89,405,085
    Exelon Corp.                                               1,228,900               66,225,421
    FirstEnergy Corp.                                          1,873,100               95,584,293
                                                                                  ---------------
                                                                                      334,423,639
                                                                                  ---------------

    GENERAL MERCHANDISE STORES  0.4%
    Target Corp.                                                 686,700               36,910,125
                                                                                  ---------------

    GOLD  1.2%
    Newmont Mining Corp.                                       2,479,600               98,142,568
                                                                                  ---------------

    HEALTH CARE SUPPLIES  1.1%
    Bausch & Lomb, Inc.                                        1,164,500               88,257,455
                                                                                  ---------------

    HOTELS, RESORTS & CRUISE LINES  0.5%
    Marriott International, Inc., Class A                        622,800               39,367,188
                                                                                  ---------------

    HOUSEHOLD PRODUCTS  0.6%
    Kimberly-Clark Corp.                                         748,900               46,671,448
                                                                                  ---------------

    HYPERMARKETS & SUPER CENTERS  1.4%
    Wal-Mart Stores, Inc.                                      2,555,900              114,913,264
                                                                                  ---------------

    INDUSTRIAL CONGLOMERATES  3.5%
    General Electric Co.                                       5,220,100              175,447,561
    Siemens AG - ADR (Germany)                                 1,509,500              115,476,750
                                                                                  ---------------
                                                                                      290,924,311
                                                                                  ---------------

    INDUSTRIAL MACHINERY  0.9%
    Ingersoll-Rand Co., Class A (Bermuda)                        824,700               65,662,614
    Parker Hannifin Corp.                                        151,500                9,762,660
                                                                                  ---------------
                                                                                       75,425,274
                                                                                  ---------------

    INTEGRATED OIL & GAS  6.6%
    BP PLC - ADR (United Kingdom)                              2,164,740              148,024,921
    ConocoPhillips                                             2,307,880              152,181,607
    Exxon Mobil Corp.                                          1,583,200               94,833,680
    Royal Dutch Shell PLC - ADR Class A (Netherlands)          2,315,800              150,434,368
                                                                                  ---------------
                                                                                      545,474,576
                                                                                  ---------------

    INTEGRATED TELECOMMUNICATION SERVICES  4.3%
    France Telecom - ADR (France)                              2,600,900               78,781,261
    Sprint Corp.                                               6,000,767              155,599,886
    Verizon Communications, Inc.                               3,661,214              119,758,310
                                                                                  ---------------
                                                                                      354,139,457
                                                                                  ---------------

    INVESTMENT BANKING & BROKERAGE  5.6%
    Charles Schwab Corp.                                       7,718,100              104,425,893
    Goldman Sachs Group, Inc.                                    407,900               45,350,322
    Lehman Brothers Holdings, Inc.                             1,288,700              136,164,042
    Merrill Lynch & Co., Inc.                                  3,035,200              173,492,032
                                                                                  ---------------
                                                                                      459,432,289
                                                                                  ---------------

    LIFE & HEALTH INSURANCE  1.2%
    Aegon N.V. (Netherlands)                                   2,048,900               28,950,957
    Prudential Financial, Inc.                                 1,115,100               71,778,987
                                                                                  ---------------
                                                                                      100,729,944
                                                                                  ---------------

    MANAGED HEALTH CARE  1.7%
    Cigna Corp.                                                1,217,500              140,402,100
                                                                                  ---------------

    MOVIES & ENTERTAINMENT  4.9%
    Time Warner, Inc.                                         10,559,600              189,228,032
    Viacom, Inc., Class B                                      2,697,200               91,677,828
    Walt Disney Co.                                            4,780,300              120,415,757
                                                                                  ---------------
                                                                                      401,321,617
                                                                                  ---------------

    MULTI-LINE INSURANCE  0.8%
    Hartford Financial Services Group, Inc.                      854,740               62,438,757
                                                                                  ---------------

    OIL & GAS EQUIPMENT & SERVICES  2.1%
    Schlumberger, Ltd.                                         1,960,720              169,072,886
                                                                                  ---------------

    OIL & GAS REFINING & MARKETING  1.6%
    Valero Energy Corp.                                        1,254,080              133,559,520
                                                                                  ---------------

    OTHER DIVERSIFIED FINANCIAL SERVICES  4.8%
    Citigroup, Inc.                                            4,074,900              178,358,373
    J.P. Morgan Chase & Co.                                    6,314,582              214,001,184
                                                                                  ---------------
                                                                                      392,359,557
                                                                                  ---------------

    PACKAGED FOODS & MEATS  3.7%
    Cadbury Schweppes PLC - ADR (United Kingdom)               1,975,900               78,798,892
    Kraft Foods, Inc.                                          1,127,400               34,949,400
    Unilever N.V. (Netherlands)                                2,706,100              187,262,120
                                                                                  ---------------
                                                                                      301,010,412
                                                                                  ---------------

    PHARMACEUTICALS  12.3%
    Bristol-Myers Squibb Co.                                   8,729,800              213,618,206
    Eli Lilly & Co.                                            2,285,000              125,720,700
    GlaxoSmithKline PLC - ADR (United Kingdom)                 1,433,400               69,835,248
    Roche Holdings, Inc. - ADR (Switzerland)                   2,700,200              185,813,723
    Sanofi Aventis - ADR (France)                              2,431,300              103,458,379
    Schering-Plough Corp.                                      8,679,600              185,830,236
    Wyeth, Inc.                                                2,702,300              123,738,317
                                                                                  ---------------
                                                                                    1,008,014,809
                                                                                  ---------------

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
    PROPERTY & CASUALTY  3.2%
    Chubb Corp.                                                1,522,900              132,431,384
    Saint Paul Travelers Cos., Inc.                            3,107,486              133,652,973
                                                                                  ---------------
                                                                                      266,084,357
                                                                                  ---------------

    RAILROADS  0.2%
    Norfolk Southern Corp.                                       398,660               14,196,283
                                                                                  ---------------

    REGIONAL BANKS  0.6%
    PNC Financial Services Group, Inc.                           948,800               53,351,024
                                                                                  ---------------

    RESTAURANTS  0.6%
    McDonald's Corp.                                           1,424,700               46,231,515
                                                                                  ---------------

    SEMICONDUCTORS  2.2%
    Intel Corp.                                                3,942,800              101,408,816
    Micron Technology, Inc. (a)                                6,600,200               78,608,382
                                                                                  ---------------
                                                                                      180,017,198
                                                                                  ---------------

    SOFT DRINKS  1.6%
    Coca-Cola Co.                                              2,917,600              128,374,400
                                                                                  ---------------

    SPECIALTY STORES  0.2%
    Office Depot, Inc. (a)                                       440,100               13,203,000
                                                                                  ---------------

    SYSTEMS SOFTWARE  1.4%
    Symantec Corp. (a)                                         5,654,900              118,639,802
                                                                                  ---------------

    THRIFTS & MORTGAGE FINANCE  1.6%
    Freddie Mac                                                2,204,600              133,113,748
                                                                                  ---------------

    TOBACCO  1.3%
    Altria Group, Inc.                                         1,541,900              109,012,330
                                                                                  ---------------

    TOTAL LONG-TERM INVESTMENTS  93.1%
        (Cost $6,355,265,533)                                                       7,638,325,168
                                                                                  ---------------

    SHORT-TERM INVESTMENTS  7.2%
    REPURCHASE AGREEMENT   4.2%
    State Street Bank & Trust Co. ($343,032,000 par collateralized by U.S. Government obligations in a pooled cash account,
    interest rate of 3.50%, dated 08/31/05, to be sold on 09/01/05
    at $343,065,350)                                                                 343,032,000
                                                                                  ---------------

    U.S. GOVERNMENT AGENCY  3.0%
    Federal Home Loan Discount Note ($250,000,000
    par, yielding 3.15%, 09/01/05 maturity)                                           250,000,000
                                                                                  ---------------

    TOTAL SHORT-TERM INVESTMENTS
       (Cost $593,032,000)                                                            593,032,000
                                                                                  ---------------

    TOTAL INVESTMENTS  100.3%
       (Cost $6,948,297,533)                                                        8,231,357,168

    LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)                                     (27,056,755)
                                                                                  ---------------

    NET ASSETS  100.0%                                                            $ 8,204,300,413
                                                                                  ===============

      Percentages are calculated as a percentage of net assets

(a) Non-income producing security as this stock currently does not declare dividends.

ADR - American Depositary Receipt

      Securities with total market value equal to $17,651,308 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: October 20, 2005